SCHEDULE 1 - NOTES TO THE COMPANY FINANCIAL STATEMENTS - Long term debt (Details) $ in Thousands, R in Millions	1 Months Ended					2 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 ZAR (R)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ZAR (R)	Oct. 31, 2024 ZAR (R)	Jul. 31, 2020 USD ($)
Statement [Line Items]
Proceeds from borrowings, classified as financing activities							$ 2,208,375	$ 986,604	$ 1,263,272
Repayments of borrowings, classified as financing activities							2,149,307	689,940	506,504
Remaining balance on facility						$ 300,000	300,000
Carrying value						3,347,949	3,347,949	3,510,847	3,344,402
IHS Holding limited, Senior Notes issued in 2021
Statement [Line Items]
Notional amount of borrowings drawn down						700,000	700,000
IHS Holding limited, Senior Note Maturing 2026
Statement [Line Items]
Notional amount						$ 200,000	$ 200,000
Borrowings, interest rate						5.625%	5.625%			5.625%
Repayments of borrowings, classified as financing activities	$ 300,000
Carrying value						$ 200,777	$ 200,777	498,920
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2023 - November 28, 2024
Statement [Line Items]
Early redemption price as a percentage of notional amount						102.8125%	102.8125%			102.8125%
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2024 - November 28, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount						101.40625%	101.40625%			101.40625%
IHS Holding limited, Senior Note Maturing 2026 | Redemption after November 29, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount						100.00%	100.00%			100.00%
IHS Holding limited, Senior Note Maturing 2028
Statement [Line Items]
Notional amount						$ 500,000	$ 500,000
Borrowings, interest rate						6.25%	6.25%			6.25%
Carrying value						$ 499,422	$ 499,422	498,635
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2024 - November 28, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount						103.125%	103.125%			103.125%
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2025 - November 28, 2026
Statement [Line Items]
Early redemption price as a percentage of notional amount						101.5625%	101.5625%			101.5625%
IHS Holding limited, Senior Note Maturing 2028 | Redemption after November 29, 2026
Statement [Line Items]
Early redemption price as a percentage of notional amount						100.00%	100.00%			100.00%
IHS Holding limited, Senior Note Maturing 2030
Statement [Line Items]
Notional amount						$ 550,000	$ 550,000
Borrowings, interest rate	7.875%					7.875%	7.875%			7.875%
Proceeds from borrowings, classified as financing activities	$ 550,000
Carrying value						$ 545,440	$ 545,440
IHS Holding limited, Senior Note Maturing 2031
Statement [Line Items]
Notional amount						$ 650,000	$ 650,000
Borrowings, interest rate	8.25%					8.25%	8.25%			8.25%
Proceeds from borrowings, classified as financing activities	$ 650,000
Carrying value						$ 644,180	$ 644,180
IHS Holding (2024) Term Facility
Statement [Line Items]
Notional amount					$ 270,000
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility
Statement [Line Items]
Notional amount		$ 427,600
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Statement [Line Items]
Notional amount		255,000				255,000	255,000
Carrying value						$ 256,640	$ 256,640
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis						4.50%	4.50%			4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Statement [Line Items]
Notional amount | R										R 3,200.0	R 3,246.0
Carrying value						$ 175,230	$ 175,230
Parent Company
Statement [Line Items]
Proceeds from borrowings, classified as financing activities							1,922,253		643,785
Repayments of borrowings, classified as financing activities							1,000,000		$ 280,000
Carrying value						2,321,689	2,321,689	1,368,490
Fair value of guarantees						18,157	18,157	2,357
Parent Company | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						184,877	184,877	94,143
Parent Company | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						558,255	558,255	1,023,805
Parent Company | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						1,815,096	1,815,096	$ 562,500
Parent Company | Over 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						757,250	757,250
Parent Company | IHS Holding limited, Senior Notes issued in 2021
Statement [Line Items]
Notional amount of borrowings drawn down						$ 700,000	$ 700,000
Parent Company | IHS Holding limited, Senior Note Maturing 2026
Statement [Line Items]
Borrowings, interest rate						5.625%	5.625%	5.625%		5.625%
Repayments of borrowings, classified as financing activities	$ 300,000
Carrying value						$ 200,777	$ 200,777	$ 498,920
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						11,250	11,250	28,125
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						$ 211,250	$ 211,250	$ 556,250
Parent Company | IHS Holding limited, Senior Note Maturing 2028
Statement [Line Items]
Borrowings, interest rate						6.25%	6.25%	6.25%		6.25%
Carrying value						$ 499,422	$ 499,422	$ 498,635
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						31,250	31,250	31,250
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						62,500	62,500	62,500
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						531,250	531,250	562,500
Parent Company | IHS Zambia Limited facility [Member]
Statement [Line Items]
Guarantee, amount						$ 95,000	$ 95,000
Parent Company | IHS Zambia Limited facility [Member] | Minimum
Statement [Line Items]
Credit adjustment spread, percentage						0.11%	0.11%			0.11%
Parent Company | IHS Zambia Limited facility [Member] | Maximum
Statement [Line Items]
Credit adjustment spread, percentage						0.43%	0.43%			0.43%
Parent Company | IHS Zambia Limited facility [Member] | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis						5.00%	5.00%			5.00%
Parent Company | IHS Zambia Limited facility, tranche I
Statement [Line Items]
Guarantee, amount						$ 75,000	$ 75,000
Parent Company | IHS Zambia Limited facility, tranche II
Statement [Line Items]
Guarantee, amount						20,000	20,000
Parent Company | IHS Netherlands Holdco B.V., 2027
Statement [Line Items]
Guarantee, amount						286,000	$ 286,000					$ 940,000
Parent Company | IHS Netherlands Holdco B.V., 2027 | IHS Netherlands Holdco B.V.
Statement [Line Items]
Borrowings, interest rate												8.00%
Repayments of borrowings, classified as financing activities						$ 654,000
Parent Company | IHS Netherlands Holdco B.V., 2027 | Redemption between September 18, 2023 - September 17, 2024 | IHS Netherlands Holdco B.V.
Statement [Line Items]
Early redemption price as a percentage of notional amount						102.00%	102.00%			102.00%
Parent Company | IHS Netherlands Holdco B.V., 2027 | Redemption after September 17, 2024 | IHS Netherlands Holdco B.V.
Statement [Line Items]
Early redemption price as a percentage of notional amount						100.00%	100.00%			100.00%
Parent Company | IHS Holding limited, Senior Note Maturing 2030
Statement [Line Items]
Borrowings, interest rate	7.875%					7.875%	7.875%			7.875%
Proceeds from borrowings, classified as financing activities	$ 550,000
Carrying value						$ 545,440	$ 545,440
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						43,313	43,313
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						86,625	86,625
Parent Company | IHS Holding limited, Senior Note Maturing 2030 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						$ 658,281	$ 658,281
Parent Company | IHS Holding limited, Senior Note Maturing 2031
Statement [Line Items]
Borrowings, interest rate	8.25%					8.25%	8.25%			8.25%
Proceeds from borrowings, classified as financing activities	$ 650,000
Carrying value						$ 644,180	$ 644,180
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						53,625	53,625
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						107,250	107,250
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						107,250	107,250
Parent Company | IHS Holding limited, Senior Note Maturing 2031 | Over 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						757,250	757,250
Parent Company | IHS Holding (2022) Bullet Term Loan Facility
Statement [Line Items]
Proceeds from borrowings, classified as financing activities				$ 60,000
Notional amount of borrowings drawn down				$ 430,000		430,000	430,000
Carrying value								$ 370,935
Reduction of maximum borrowings under facility					70,000
Parent Company | IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis								3.75%
Parent Company | IHS Holding (2022) Bullet Term Loan Facility | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down								$ 34,768
Parent Company | IHS Holding (2022) Bullet Term Loan Facility | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down								$ 405,055
Parent Company | IHS Holding (2024) Term Facility
Statement [Line Items]
Notional amount					$ 270,000
Parent Company | IHS Holding (2024) Term Facility | SOFR 3 Months | Minimum
Statement [Line Items]
Borrowings, adjustment to interest rate basis					4.50%
Parent Company | IHS Holding (2024) Term Facility | SOFR 3 Months | Maximum
Statement [Line Items]
Borrowings, adjustment to interest rate basis					7.00%
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility
Statement [Line Items]
Proceeds from borrowings, classified as financing activities		427,600
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Statement [Line Items]
Proceeds from borrowings, classified as financing activities		$ 255,000
Carrying value						$ 256,640	$ 256,640
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis						4.50%	4.50%			4.50%
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						$ 23,737	$ 23,737
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						47,344	47,344
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						302,408	302,408
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Statement [Line Items]
Proceeds from borrowings, classified as financing activities | R			R 3,246.0
Carrying value						$ 175,230	$ 175,230
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | JIBAR
Statement [Line Items]
Borrowings, adjustment to interest rate basis						4.50%	4.50%			4.50%
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due less than 1 year
Statement [Line Items]
Notional amount of borrowings drawn down						$ 21,702	$ 21,702
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due between 2 & 3 years
Statement [Line Items]
Notional amount of borrowings drawn down						43,286	43,286
Parent Company | IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | Due between 4 & 5 years
Statement [Line Items]
Notional amount of borrowings drawn down						$ 215,907	$ 215,907